6. STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ DEFICIT

Preferred Stock

On August 15, 2018, the Company authorized 5,000,000 of their Preferred Stock to be designated as Series A Convertible Preferred Stock (“Series A PS”), with a par value of $0.001. The Series A PS shall have 60 to 1 voting rights such that each share shall vote as to 60 shares of common stock. The Series A PS holders shall not be entitled to receive dividends, if and when declared by the Board. Upon the dissolution, liquidation or winding up of the Company, the holders of Series A PS shall be entitled to receive out of the assets of the Company the sum of $0.00l per share before any payment or distribution shall be made on the common stock, or any other class of capital stock of the Company ranking junior to the Series A PS. The Series A PS is convertible, after two years from the date of issuance, with the consent of a majority of the Series A PS holders, into the same number of shares of common stock of the Company as are outstanding at the time.

On August 21, 2018, the NaturalShrimp Holdings, Inc.(“NSH”) shareholders exchanged 75,000,000 of the shares of common stock of the Company which they held, into 5,000,000 newly issued Series A PS. The shares of common stock were returned to the treasury and cancelled. The Series A PS do not have any redemption feature and are therefore classified in permanent equity. The conversion feature was evaluated, and as at the commitment date the fair value of the shares of common stock exchanged was greater than the fair value of the shares into which they would be converted, it was determined there was no beneficial aspect to the conversion feature.

Common Stock

On April 12, 2018, the Company sold 220,000 shares of its common stock at $0.077 per share, for a total financing of $15,400.

During the nine months ended December 31, 2018, the Company issued 197,218,287 shares of the its common stock upon conversion of approximately $1,033,000 of their outstanding convertible debt and approximately $43,000 of accrued interest.

The Company issued 6,719,925 shares of its common stock on July 17, 2018, upon cashless exercise of the warrants granted in connection with the first closing of the July Debenture, and on August 28, 2018, 4,494,347 shares were issued upon cashless exercise of the warrants granted in connection with the second closing. (Note 5).

Equity Financing Agreement

On August 21, 2018, the Company entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $7,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”). The Registration Statement was filed and deemed effective on September 19, 2018.

Following effectiveness of the Registration Statement, the Company has the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such amount does not exceed $300,000. Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership equaling more than 9.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the Registration Statement or the date on which GHS has purchased an aggregate of $7,000,000 worth of Common Stock under the terms of the Equity Financing Agreement. Additionally, in accordance with the Equity Financing Agreement, the Company shall issue GHS a promissory note in the principal amount of $15,000 to offset transaction costs (the “Note”). The Note bears interest at the rate of 8% per annum, is not convertible and is due 180 days from the issuance date of the Note.

On October 3, 2018, the Company put to GHS for the issuance of 2,814,682 shares of common stock, at $0.0088, for a total of $24,769. On October 22, 2018, the Company put to GHS for the issuance of 3,525,917 shares of common stock, at $0.0048, for a total of $16,924. On November 13, 2018, the Company put to GHS for the issuance of 6,779,397 shares of common stock, at $0.0046, for a total of $31,456. On December 10, 2018, the Company put to GHS for the issuance of 6,880,004 shares of common stock, at $0.0133, for a total of $91,366.

Common Stock

On May 2, 2017, the Company sold 100,000 shares of its common stock at $0.25 per share, for a total financing of $25,000.

On August 1, 2016, the Company reached an agreement with a professional advisor in which the Company issued 55,000 shares of common stock with a fair value of $24,750. This amount was recognized as stock compensation cost for the period ended December 31, 2016.

On October 10, 2016, the Company entered into a form of Subscription Agreement for $0.35 per common share and issued 28,571 common shares for $10,000 in cash proceeds.

On January 10, 2017, the Company issued 1,000,000 shares to a consultant for services to be rendered over six months. The fair value of the shares of $440,000, based on the market value of the common stock on the date of issuance, will be recognized over the term of the agreement. $220,000 was expensed in the year ending March 31, 2017, with $220,000 included in prepaid assets as of March 31, 2017. The prepaid balance of $220,000 was expensed in the year ending March 31, 2018.

The Company issued 1,225,715 shares to two unrelated parties on January 23, 2017, in exchange for the settlement of debt owed by NaturalShrimp Holdings, Inc., a related party (Note 8), previous to the Company’s January 2015 reverse acquisition. At the time of the acquisition the Company was not made aware of the debt and therefore did not assume the liability in the purchase agreement. When the Company was presented with the debt during the fiscal year ending March 31, 2017, the Company agreed to assume and settle this debt by the issuance of common shares. The fair value of the shares issued, based on the market value of the common shares on the date of the settlement agreement, was $563,829.